Stock Options (Details 1) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	6 years
Expected volatility	37.00%	37.00%
Dividend yield	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.75	0.75
Risk-free interest rate	1.64%	1.64%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.90	0.90
Risk-free interest rate	2.70%	2.70%